Subsequent Events (Details Narrative) (20-F)	Sep. 23, 2019	Aug. 15, 2019 shares	Aug. 14, 2019 shares
Collaboration Agreement With Translational Genomics Research Institute Tgen Of Phoenix Arizona USA [Member]
Statement Line Items [Line Items]
Period for collaboration agreement	3 years
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of shares representing one share of ADS		600	150
Reverse split ratio		4